Equity - Summary of Capital Surplus (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Equity [abstract]
Additional paid-in capital	$ 76,746,114	$ 49,926,656
Donation from shareholders	810,000	810,000
Employee share options	941,697	941,697
Employee restricted shares	51,958,250
Total	$ 130,456,061	$ 51,678,353